Consolidated balance sheet - CAD ($) $ in Millions		Jan. 31, 2025		Oct. 31, 2024
ASSETS
Cash and non-interest-bearing deposits with banks		$ 13,530	[1]	$ 8,565
Interest-bearing deposits with banks		34,281		39,499
Securities (Note 5)		273,041		254,345
Cash collateral on securities borrowed		18,609		17,028
Securities purchased under resale agreements		86,143		83,721
Loans (Note 6)
Residential mortgages		282,675		280,672
Personal		46,482		46,681
Credit card		20,182		20,551
Business and government	[2]	222,884		214,305
Allowance for credit losses		(4,104)		(3,917)
Total loans		568,119		558,292
Other
Derivative instruments		38,572		36,435
Property and equipment		3,359		3,359
Goodwill		5,635		5,443
Software and other intangible assets		2,809		2,830
Investments in equity-accounted associates and joint ventures		703		785
Deferred tax assets		749		821
Other assets		36,914		30,862
Other miscellaneous assets		88,741		80,535
Total assets		1,082,464		1,041,985
Deposits (Note 7)
Personal		258,666		252,894
Business and government		443,533		435,499
Bank		20,109		20,009
Secured borrowings		59,868		56,455
Deposits		782,176		764,857
Obligations related to securities sold short		20,778		21,642
Cash collateral on securities lent		8,914		7,997
Obligations related to securities sold under repurchase agreements		127,636		110,153
Other
Derivative instruments		44,902		40,654
Deferred tax liabilities		50		49
Other liabilities	[2]	28,879		30,161
Other miscellaneous liabilities		73,831		70,864
Subordinated indebtedness (Note 8)		7,498		7,465
Equity
Contributed surplus		166		159
Retained earnings		34,366		33,471
Accumulated other comprehensive income (AOCI)		4,442		3,148
Total shareholders' equity		61,342		58,735
Non-controlling interests		289		272
Total equity		61,631		59,007
Total liabilities and equities		1,082,464		1,041,985
Preferred shares and other equity instruments [member]
Equity
Issued shares		5,341		4,946
Total equity		5,341		4,946
Common shares [member]
Equity
Issued shares		17,027		17,011
Total equity		$ 17,027		$ 17,011

[1]	Includes restricted cash of $489 million (January 31, 2024: $498 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the current period presentation.